Hedging Derivative Financial Instruments - Loss (Gain) Arising from Hedging Derivative Financial Instruments that have been Reclassified from Equity to Initial Cost of the Property, Plant and Equipment (Detail) - TWD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Construction in progress and equipment to be accepted	$ (2)	$ (15)	$ (18)